Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Lease	At December 31, 2018, future minimum lease payments under operating lease agreements are as follows:
2019	203,000
2020	203,000
2021	102,000
$508,000